Variable Interest Entities - Consolidated Vie Assets and Liabilities Associated with Securitization Trusts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 14, 2016	Jul. 25, 2016	Jul. 19, 2016	Jun. 07, 2016	May 17, 2016	Mar. 23, 2016	Feb. 16, 2016	Feb. 10, 2016	Jan. 21, 2016	Dec. 31, 2015	Sep. 29, 2015	May 21, 2015	Apr. 07, 2015	Feb. 26, 2015	Feb. 05, 2015	Feb. 03, 2015	Jul. 30, 2014	Apr. 17, 2014	Mar. 26, 2014
OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 13,959										$ 17,300
Current Weighted Average Interest Rate	5.88%										5.39%
OneMain Holdings, Inc. [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity										$ 2,400
Long-term debt	$ 13,959										$ 17,300
Variable Interest Entity, Primary Beneficiary [Member]
Debt Instrument [Line Items]
Long-term debt	8,200										11,700
Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, Inc. [Member]
Debt Instrument [Line Items]
Long-term debt	$ 8,200										11,700
Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Debt Instrument [Line Items]
Original Revolving Period	5 years
Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Minimum [Member]
Debt Instrument [Line Items]
Original Revolving Period	2 years
Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 776,600
Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2016-3 [Member]
Debt Instrument [Line Items]
Notes initially retained by the entity							$ 3,300
Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2016-2 [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization			$ 8,300
Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Issuance Trust 2016-1 [Member]
Debt Instrument [Line Items]
Amount of notes sold under private securitization						$ 4,500
Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Debt Instrument [Line Items]
Long-term debt								$ 40,000
Debt redemption price								$ 37,100
Asset-backed Securities, Auto Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Direct Auto Receivables Trust 2016-1 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 75,400
Notes initially retained by the entity				$ 5,400
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	825,900
Senior Notes [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,378,700										$ 1,712,800
Current Weighted Average Interest Rate	5.80%										5.32%
Junior Subordinated Debt [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 172										$ 172
Current Weighted Average Interest Rate	12.26%										12.26%
Warehouse Agreement Borrowings [Member] | OneMain Financial Holdings, LLC [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity																	$ 300,000,000,000
Springleaf Funding Trust 2014 A [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 21,700
Current Weighted Average Interest Rate	2.78%
Original Revolving Period	2 years
Debt instrument, face amount																				$ 59,200
Notes initially retained by the entity																				$ 3,300
Springleaf Funding Trust 2015-A [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 116,300
Current Weighted Average Interest Rate	3.47%
Original Revolving Period	3 years
Debt instrument, face amount															$ 1,200
Springleaf Funding Trust 2015 B [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 31,400
Current Weighted Average Interest Rate	3.78%
Original Revolving Period	5 years
Debt instrument, face amount														$ 31,400
Springleaf Funding Trust 2016-A [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 50,000
Current Weighted Average Interest Rate	3.10%
Original Revolving Period	2 years
Debt instrument, face amount		$ 53,200,000,000
Notes initially retained by the entity		$ 3,200
OneMain Financial Issuance Trust 2014-1 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 36,700
Current Weighted Average Interest Rate	2.66%
Original Revolving Period	2 years
Debt instrument, face amount																			$ 76,000
OneMain Financial Issuance Trust 2014-2 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 84,100
Current Weighted Average Interest Rate	3.11%
Original Revolving Period	2 years
Debt instrument, face amount																		$ 1,200
OneMain Financial Issuance Trust 2015-1 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 122,900
Current Weighted Average Interest Rate	3.74%
Original Revolving Period	3 years
Debt instrument, face amount																$ 1,200
OneMain Financial Issuance Trust 2015-2 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													$ 1,300
OneMain Financial Issuance Trust 2015-2 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 125,000
Current Weighted Average Interest Rate	3.07%
Original Revolving Period	2 years
OneMain Financial Issuance Trust 2015-3 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 29,300
Current Weighted Average Interest Rate	4.21%
Original Revolving Period	5 years
Debt instrument, face amount												$ 29,300,000,000
OneMain Financial Issuance Trust 2016-1 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 45,900
Current Weighted Average Interest Rate	4.01%
Original Revolving Period	3 years
Debt instrument, face amount									$ 50,000,000,000
Notes initially retained by the entity									$ 8,600
OneMain Financial Issuance Trust 2016-2 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 81,600
Current Weighted Average Interest Rate	4.50%
Original Revolving Period	2 years
Debt instrument, face amount							89,000,000,000
Notes initially retained by the entity							$ 15,700
OneMain Financial Issuance Trust 2016-3 [Member] | Asset-backed Securities, Consumer Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 31,700
Current Weighted Average Interest Rate	4.33%
Original Revolving Period	5 years
Debt instrument, face amount					$ 35,000,000,000
OneMain Direct Auto Receivables Trust 2016-1 [Member] | Asset-backed Securities, Auto Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 49,300
Current Weighted Average Interest Rate	2.37%
OneMain Direct Auto Receivables Trust 2017-01 [Member] | Asset-backed Securities, Auto Loans [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Holdings, LLC [Member]
Debt Instrument [Line Items]
Long-term debt	$ 30,000